CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Lease expenses	$ 594,000,000	$ 125,000,000	$ 48,000,000
Industrial operations
Disclosure of operating segments [line items]
Contractual capital commitments	282,000,000	201,000,000
Infrastructure services
Disclosure of operating segments [line items]
Contractual capital commitments	768,000,000
Business services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 0	$ 17,000,000